Summary of Significant Accounting Policies - Narrative (Details) € in Millions, £ in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 17, 2020 USD ($)	Aug. 28, 2019 USD ($)	May 31, 2021 USD ($)	Jun. 30, 2021 geographicRegion	Jun. 30, 2020	Jun. 30, 2021 GBP (£) geographicRegion	Jun. 30, 2021 EUR (€) geographicRegion	Jun. 30, 2020	Apr. 17, 2020 GBP (£)	Aug. 28, 2019 GBP (£)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consideration received on transaction		$ 25.0	$ 154.8
Number of geographic regions | geographicRegion				2		2	2
Expected dividend yield				0.00%	0.00%	0.00%	0.00%	0.00%
Likelihood of benefit being realized percent						50.00%	50.00%
Convertible Debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Convertible loan notes	$ 18.4	$ 18.4							£ 15.0	£ 15.0
Series B convertible preferred shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional funding	$ 80.0
United Kingdom Research and Development Tax Credit Regime, Small or Medium-Sized Enterprises (SME)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash rebate percent						33.35%	33.35%
Total aid claimable | €							€ 7.5
United Kingdom Research and Development Tax Credit Regime
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash rebate percent						21.67%	21.67%
Annual offset amount | £						£ 5.0
Percentage of taxable profits						50.00%	50.00%